Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

5     Revenue

	2023	2022	2021
Aeronautical revenue	644,453	609,751	262,809
Non aeronautical revenue
Commercial revenue	603,651	612,545	362,087
Construction service revenue	144,722	149,796	79,760
Other revenue	7,212	6,571	2,257
Revenue	1,400,038	1,378,663	706,913

Timing of revenue recognition
Over time	1,039,699	1,035,506	560,834
At a point in time	119,730	114,826	28,126
Revenues accounted for under IFRS 16	240,609	228,331	117,953
Revenue	1,400,038	1,378,663	706,913